CONSOLIDATED STATEMENT OF EQUITY (CAD) In Millions, unless otherwise specified	Total	Equity Attributable to Controlling Interests	Common Shares	Preferred Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Equity Attributable to Non-Controlling Interests
Balance at beginning of year at Dec. 31, 2011			14,037	389	394	4,561	(1,449)	1,076
Increase (decrease) in equity
Redemption of preferred shares			269
Redemption of preferred shares				0
Other					6
Dilution impact from TC PipeLines, LP units issued (Note 25)					0			0
Redemption of preferred shares					0
Impact of asset drop downs to TC Pipelines, LP (Note 25)					0
Net income attributable to controlling interests	1,360					1,360
Common share dividends						(1,242)
Preferred share dividends						(22)
Other comprehensive (loss)/income	(20)						1
Net income attributable to non-controlling interests
TC PipeLines, LP								91
Portland	96							5
Other comprehensive income/(loss) attributable to non-controlling interests								(21)
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					0			0
Decrease in TCPL's ownership of TC PipeLines, LP								0
Distributions declared to non-controlling interests								(113)
Foreign exchange and other								(2)
Balance at end of year at Dec. 31, 2012	19,340	18,304	14,306	389	400	4,657	(1,448)	1,036
Increase (decrease) in equity
Redemption of preferred shares			899
Redemption of preferred shares				(195)
Other					7
Dilution impact from TC PipeLines, LP units issued (Note 25)					29			384
Redemption of preferred shares					(5)
Impact of asset drop downs to TC Pipelines, LP (Note 25)					0
Net income attributable to controlling interests	1,789					1,789
Common share dividends						(1,301)
Preferred share dividends						(20)
Other comprehensive (loss)/income	580						514
Net income attributable to non-controlling interests
TC PipeLines, LP								93
Portland	105							12
Other comprehensive income/(loss) attributable to non-controlling interests								66
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					29			384
Decrease in TCPL's ownership of TC PipeLines, LP								(47)
Distributions declared to non-controlling interests								(146)
Foreign exchange and other								19
Balance at end of year at Dec. 31, 2013	21,438	20,021	15,205	194	431	5,125	(934)	1,417
Increase (decrease) in equity
Redemption of preferred shares			1,115
Redemption of preferred shares				(194)
Other					7
Dilution impact from TC PipeLines, LP units issued (Note 25)					9			79
Redemption of preferred shares					(6)
Impact of asset drop downs to TC Pipelines, LP (Note 25)					(37)
Net income attributable to controlling interests	1,843					1,843
Common share dividends						(1,360)
Preferred share dividends						(2)
Other comprehensive (loss)/income	(171)						(301)
Net income attributable to non-controlling interests
TC PipeLines, LP								136
Portland	151							15
Other comprehensive income/(loss) attributable to non-controlling interests								130
Issuance of TC PipeLines, LP units
Proceeds, net of issue costs					9			79
Decrease in TCPL's ownership of TC PipeLines, LP								(14)
Distributions declared to non-controlling interests								(180)
Foreign exchange and other								0
Balance at end of year at Dec. 31, 2014	22,678	21,095	16,320	0	404	5,606	(1,235)	1,583